CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company condensed balance sheets

PARENT COMPANY CONDENSED BALANCE SHEETS

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS:
Cash and cash equivalents	—	4,437	608
Prepayment and other current assets	—	3,450,175	472,672
Due from subsidiaries	—	43,345,774	5,938,347
Investment in subsidiaries	17,675,604	25,822,112	3,537,615
TOTAL ASSETS	17,675,604	72,622,498	9,949,242
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Payroll payable	—	159,243	21,816
Other payable	—	1,314,148	180,041
TOTAL LIABILITIES	—	1,473,391	201,857
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0. 01 par value, 200,000,000 shares authorized, 22,235,471 and 24,535,471 shares issued and outstanding as of December 31, 2023 and 2024	1,542,964	1,709,070	245,355
Additional paid-in capital	2,729,084	50,014,763	6,851,994
Statutory reserves	1,494,652	2,054,975	281,530
Ordinary shares subscribed	(1,542,964)	(1,542,964)	(222,355)
Accumulated other comprehensive income	—	418,491	57,088
Retained earnings	13,451,868	18,494,772	2,533,773
TOTAL SHAREHOLDERS’ EQUITY	17,675,604	71,149,107	9,747,385
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	17,675,604	72,622,498	9,949,242

Schedule of parent company condensed statements of income and comprehensive income

PARENT COMPANY CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
General and administrative expenses	—	—	2,471,530	338,598
Research and development expenses	—	—	86,320	11,826
LOSS FROM OPERATIONS	—	—	(2,557,850)	(350,424)
Interest income	—	—	14,569	1,996
Equity in gain of subsidiaries	5,316,277	9,483,524	8,146,508	1,116,067
INCOME BEFORE INCOME TAX	5,316,277	9,483,524	5,603,227	767,639
NET INCOME	5,316,277	9,483,524	5,603,227	767,639

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	—	—	418,491	57,333
TOTAL COMPREHENSIVE INCOME	5,316,277	9,483,524	6,021,718	824,972

Schedule of parent company condensed statements of cashflows

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income	5,316,277	9,483,524	5,603,227	767,639
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain of subsidiaries	(5,316,277)	(9,483,524)	(8,146,508)	(1,116,067)
Unrealized foreign exchange loss	—	—	418,491	57,333
Changes in operating assets and liabilities:
Prepayment and other current assets	—	—	(179,935)	(24,651)
Other payables	—	—	1,314,148	180,038
Payroll payables	—	—	159,243	21,816
NET CASH USED IN OPERATING ACTIVITIES	—	—	(831,334)	(113,892)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	—	—	54,481,760	7,463,971
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option	—	—	8,690,520	1,190,596
Net repayment from related parties	—	—	(52,885,180)	(7,245,240)
Deferred costs related to initial public offering	—	—	(9,451,329)	(1,294,827)
NET CASH PROVIDED BY FINANCING ACTIVITIES	—	—	835,771	114,500
NET INCREASE IN CASH AND CASH EQUIVALENT	—	—	4,437	608
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	—	—
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	—	—	4,437	608